Inventories - Summary of Inventories (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Classes of current inventories [abstract]
Emission allowances	$ 27,493	$ 32,042
Catering supplies	23,746	20,403
Food and beverage	20,205	15,634
Fuel	13,780	13,447
Technical supplies	10,556	9,947
Total	$ 95,780	$ 91,473